Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost Of Revenues [Member] USD ($)	Dec. 31, 2011 Cost Of Revenues [Member] CNY	Dec. 31, 2010 Cost Of Revenues [Member] CNY	Dec. 31, 2009 Cost Of Revenues [Member] CNY	Dec. 31, 2011 Research And Development Expenses [Member] USD ($)	Dec. 31, 2011 Research And Development Expenses [Member] CNY	Dec. 31, 2010 Research And Development Expenses [Member] CNY	Dec. 31, 2009 Research And Development Expenses [Member] CNY	Dec. 31, 2011 Sales and Marketing Expenses [Member] USD ($)	Dec. 31, 2011 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2010 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2009 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2011 General and Administrative Expenses [Member] USD ($)	Dec. 31, 2011 General and Administrative Expenses [Member] CNY	Dec. 31, 2010 General and Administrative Expenses [Member] CNY	Dec. 31, 2009 General and Administrative Expenses [Member] CNY
Revenues
Online game operation revenues	$ 430,338,360	2,708,506,602	2,156,258,192	1,879,932,736
Licensing revenues	39,216,268	246,823,270	214,980,802	214,625,630
Other revenues	4,465,718	28,106,785	12,401,545	0
Total Revenues	474,020,346	2,983,436,657	2,383,640,539	2,094,558,366
Cost of revenues	(76,253,092)	(479,929,333)	(379,416,458)	(271,226,715)
Gross profit	397,767,254	2,503,507,324	2,004,224,081	1,823,331,651
Operating expenses
Research and development expenses	(105,555,341)	(664,354,758)	(419,076,642)	(270,355,072)
Sales and marketing expenses	(81,652,846)	(513,914,847)	(477,785,759)	(321,688,711)
General and administrative expenses	(47,975,210)	(301,951,176)	(228,967,096)	(152,005,173)
Total operating expenses	(235,183,397)	(1,480,220,781)	(1,125,829,497)	(744,048,956)
Operating profit	162,583,857	1,023,286,543	878,394,584	1,079,282,695
Other income / (expenses)
Share of loss from equity investments	(250,164)	(1,574,506)	(8,092,328)	(4,088,738)
Interest income	11,523,521	72,527,888	28,650,469	15,043,658
Interest expense	(1,049,641)	(6,606,336)	0	0
Others, net	8,606,911	54,171,038	15,181,510	10,426,174
Total other income	18,830,627	118,518,084	35,739,651	21,381,094
Income before tax	181,414,484	1,141,804,627	914,134,235	1,100,663,789
Income tax expense	(25,692,250)	(161,704,455)	(88,996,332)	(67,057,343)
Income from continuing operations, net of tax	155,722,234	980,100,172	825,137,903	1,033,606,446
Income / (loss) from discontinued operations, net of tax	(5,957)	(37,492)	1,424,764	4,094,594
Net income	155,716,277	980,062,680	826,562,667	1,037,701,040
Net income / (loss) attributable to non-controlling interests	623,419	3,923,735	14,138,106	(499,641)
Net income attributable to the Company's shareholders	156,339,696	983,986,415	840,700,773	1,037,201,399
Net earnings per share, basic
Continuing operations	$ 0.64	4.04	3.31	4.10
Discontinued operations	$ 0.00	0.00	0.05	0.01
Total earnings per share, basic	$ 0.64	4.04	3.36	4.11
Net earnings per share, diluted
Continuing operations	$ 0.61	3.85	3.12	3.85
Discontinued operations	$ 0.00	0.00	0.05	0.01
Total earnings per share, diluted	$ 0.61	3.85	3.17	3.86
Net earnings per ADS, basic
Continuing operations	$ 3.21	20.17	16.54	20.50
Discontinued operations	$ 0.00	0.01	0.26	0.07
Total earnings per ADS, basic	$ 3.21	20.18	16.80	20.57
Net earnings per ADS, diluted
Continuing operations	$ 3.06	19.26	15.63	19.21
Discontinued operations	$ 0.00	0.01	0.24	0.07
Total earnings per ADS, diluted	$ 3.06	19.27	15.87	19.28
Shares used in calculating basic net earnings per share	243,765,093	243,765,093	250,232,543	252,138,828
Shares used in calculating diluted net earnings per share	255,380,327	255,380,327	264,818,376	269,004,366
Amount attributable to the Company’s shareholders:
Income from continuing operations, net of tax	156,289,780	983,672,251	827,869,318	1,033,606,446
Income from discontinued operations, net of tax	49,916	314,164	12,831,455	3,594,953
Net income	156,339,696	983,986,415	840,700,773	1,037,201,399
Total share-based compensation cost included in:
Share-based compensation cost					$ (1,010,847)	(6,362,169)	(6,938,253)	(4,983,795)	$ (7,552,288)	(47,533,344)	(37,480,733)	(36,730,329)	$ (2,419,541)	(15,228,350)	(13,079,432)	(7,290,958)	$ (5,658,282)	(35,612,664)	(39,286,985)	(28,883,711)